American Century Investments®
Quarterly Portfolio Holdings
VP Ultra® Fund
March 31, 2021

VP Ultra - Schedule of Investments
MARCH 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Automobiles — 3.9%
Tesla, Inc.(1)	16,890	11,281,338
Banks — 1.1%
JPMorgan Chase & Co.	16,150	2,458,515
U.S. Bancorp	15,510	857,858
		3,316,373
Beverages — 1.2%
Constellation Brands, Inc., Class A	14,580	3,324,240
Biotechnology — 2.4%
Biogen, Inc.(1)	6,650	1,860,337
Ionis Pharmaceuticals, Inc.(1)	8,860	398,346
Regeneron Pharmaceuticals, Inc.(1)	9,700	4,589,458
		6,848,141
Capital Markets — 1.2%
MSCI, Inc.	8,440	3,538,723
Chemicals — 0.4%
Ecolab, Inc.	5,130	1,098,179
Commercial Services and Supplies — 0.4%
Copart, Inc.(1)	10,740	1,166,471
Electrical Equipment — 0.7%
Acuity Brands, Inc.	5,280	871,200
Rockwell Automation, Inc.	4,410	1,170,590
		2,041,790
Electronic Equipment, Instruments and Components — 0.6%
Cognex Corp.	10,470	868,906
Keyence Corp.	2,000	912,893
		1,781,799
Entertainment — 3.2%
Netflix, Inc.(1)	8,820	4,601,041
Roku, Inc.(1)	4,550	1,482,253
Walt Disney Co. (The)(1)	16,980	3,133,150
		9,216,444
Food and Staples Retailing — 1.6%
Costco Wholesale Corp.	12,750	4,494,120
Health Care Equipment and Supplies — 5.0%
ABIOMED, Inc.(1)	1,680	535,466
DexCom, Inc.(1)	3,720	1,336,931
Edwards Lifesciences Corp.(1)	34,910	2,919,873
IDEXX Laboratories, Inc.(1)	4,800	2,348,688
Intuitive Surgical, Inc.(1)	9,650	7,130,771
		14,271,729
Health Care Providers and Services — 3.5%
UnitedHealth Group, Inc.	26,910	10,012,404
Hotels, Restaurants and Leisure — 3.6%
Chipotle Mexican Grill, Inc.(1)	3,770	5,356,491
Starbucks Corp.	33,120	3,619,022
Wingstop, Inc.	9,950	1,265,342
		10,240,855

Household Products — 0.9%
Colgate-Palmolive Co.	31,930	2,517,042
Interactive Media and Services — 12.1%
Alphabet, Inc., Class A(1)	4,320	8,910,086
Alphabet, Inc., Class C(1)	5,290	10,943,053
Facebook, Inc., Class A(1)	42,680	12,570,541
Tencent Holdings Ltd.	28,000	2,207,435
		34,631,115
Internet and Direct Marketing Retail — 7.2%
Amazon.com, Inc.(1)	6,640	20,544,691
IT Services — 16.1%
Adyen NV(1)	1,180	2,645,439
Mastercard, Inc., Class A	35,880	12,775,074
PayPal Holdings, Inc.(1)	39,890	9,686,888
Shopify, Inc., Class A(1)	3,520	3,894,880
Square, Inc., Class A(1)	24,400	5,540,020
Visa, Inc., Class A	54,820	11,607,039
		46,149,340
Machinery — 1.7%
Donaldson Co., Inc.	11,040	642,086
Nordson Corp.	5,330	1,058,965
Westinghouse Air Brake Technologies Corp.	21,060	1,667,110
Yaskawa Electric Corp.	32,300	1,617,462
		4,985,623
Oil, Gas and Consumable Fuels — 0.6%
EOG Resources, Inc.	24,090	1,747,248
Personal Products — 1.5%
Estee Lauder Cos., Inc. (The), Class A	15,270	4,441,279
Road and Rail — 1.0%
J.B. Hunt Transport Services, Inc.	16,760	2,816,853
Semiconductors and Semiconductor Equipment — 2.9%
Analog Devices, Inc.	19,990	3,100,049
Applied Materials, Inc.	21,450	2,865,720
Xilinx, Inc.	19,390	2,402,421
		8,368,190
Software — 11.0%
DocuSign, Inc.(1)	23,440	4,745,428
Fair Isaac Corp.(1)	2,740	1,331,777
Microsoft Corp.	68,500	16,150,245
Paycom Software, Inc.(1)	4,820	1,783,689
salesforce.com, Inc.(1)	33,030	6,998,066
Zoom Video Communications, Inc., Class A(1)	1,980	636,154
		31,645,359
Specialty Retail — 1.4%
Ross Stores, Inc.	17,780	2,132,000
TJX Cos., Inc. (The)	29,680	1,963,332
		4,095,332
Technology Hardware, Storage and Peripherals — 11.3%
Apple, Inc.	265,800	32,467,470
Textiles, Apparel and Luxury Goods — 2.4%
lululemon athletica, Inc.(1)	6,590	2,021,219
NIKE, Inc., Class B	36,790	4,889,023
		6,910,242
TOTAL COMMON STOCKS (Cost $65,499,801)		283,952,390

EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 1000 Growth ETF (Cost $1,424,188)	5,910	1,436,367
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 2.50%, 11/30/21 - 2/15/46, valued at $235,660), in a joint trading account at 0.01%, dated 3/31/21, due 4/1/21 (Delivery value $231,031)		231,031
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.75%, 3/31/26, valued at $784,434), at 0.00%, dated 3/31/21, due 4/1/21 (Delivery value $769,000)		769,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	298,658	298,658
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,298,689)		1,298,689
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $68,222,678)		286,687,446
OTHER ASSETS AND LIABILITIES — 0.1%		363,374
TOTAL NET ASSETS — 100.0%		$287,050,820

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	62,511	USD	74,608	Credit Suisse AG	6/30/21	$(1,169)
EUR	47,171	USD	55,756	Credit Suisse AG	6/30/21	(338)
USD	1,825,244	EUR	1,527,097	Credit Suisse AG	6/30/21	31,176
USD	887,230	JPY	96,670,350	Bank of America N.A.	6/30/21	13,415
						$43,084

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	276,569,161	7,383,229	—
Exchange-Traded Funds	1,436,367	—	—
Temporary Cash Investments	298,658	1,000,031	—
	278,304,186	8,383,260	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	44,591	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,507	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.